Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Distributions Payable to Participants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-009 [ARSP]
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Distributions	$ 5,416,544
Distributions payable to participants at December 31, 2024		$ (5,869)
Distributions payable to participants at December 31, 2025	10,504
Distributions to participants per the Form 5500	5,421,179
EBP-43-1301883-011 [PRRSP]
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Distributions	6,576
Distributions payable to participants at December 31, 2024		$ 0
Distributions payable to participants at December 31, 2025	0
Distributions to participants per the Form 5500	$ 6,576